Share-based Compensation - HCML Options Fair value Assumptions (Details) - HCML Share Option Scheme - £ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013	Dec. 31, 2011
Share-based Compensation
Weighted average grant date fair value of share options (in GBP per share)	£ 16.71	£ 12.69	£ 8.99	£ 3.15	£ 1.84
Significant inputs into the valuation model (weighted average):
Exercise price (in GBP per share)	46.78	31.05	19.70	6.10	4.41
Share price at effective date of grant (in GBP per share)	£ 46.57	£ 31.05	£ 19.70	£ 6.10	£ 4.33
Expected volatility (in percentage)	37.70%	36.30%	39.00%	36.00%	46.60%
Risk-free interest rate (in percentage)	1.47%	1.17%	1.00%	3.16%	3.13%
Contractual life of share options (in years)	10 years	10 years	8 years	10 years	10 years
Expected dividend yield (in percentage)	0.00%	0.00%	0.00%	0.00%	0.00%